FAIR-VALUE MEASUREMENT - Reconciliation of the fair value measurements (Details) - Redeemable Preferred Shares - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FAIR-VALUE MEASUREMENT
Beginning balance	¥ 146,091	¥ 65,393
Unrealized gain		19,575
Transfer from level 2	37,044	73,057
Transfer to level 2	(82,110)	(11,934)
Realized gain	221
Unrealized loss	(5,767)
Disposal	(8,944)
Ending balance	¥ 86,535	¥ 146,091